Capital disclosures and net debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Accrual to acquire or redeem entity's shares	$ 497	$ 0
Repurchase of shares	$ (9,996)	$ (3,151)	$ (776)